CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 38,478,016	$ 5,578,788	¥ 27,854,224
Restricted cash	1,940,142	281,294	2,638,840
Time deposits and short-term investments	18,031,395	2,614,307	19,668,239
Trade receivable, net of allowance for credit losses of RMB467, and RMB327 as of December 31, 2021 and 2022, respectively	48,381	7,015	120,541
Inventories	6,804,693	986,588	1,617,890
Prepayments and other current assets, net of allowance for credit losses of RMB2,192, and RMB4,427 as of December 31, 2021 and 2022, respectively	1,689,860	245,007	480,680
Total current assets	66,992,487	9,712,999	52,380,414
Non-current assets:
Long-term investments	1,484,491	215,231	156,306
Property, plant and equipment, net	11,187,898	1,622,093	4,498,269
Operating lease right-of-use assets, net	3,538,911	513,094	2,061,492
Intangible assets, net	832,620	120,719	751,460
Goodwill	5,484	795
Deferred tax assets	74,767	10,840	19,896
Other noncurrent assets, net of allowance for credit losses of RMB3,757, and RMB4,572 as of December 31, 2021 and 2022, respectively	2,421,293	351,054	1,981,076
Total non-current assets	19,545,464	2,833,826	9,468,499
Total assets	86,537,951	12,546,825	61,848,913
Current liabilities:
Short-term borrowings	390,750	56,653	37,042
Trade and notes payable	20,024,329	2,903,255	9,376,050
Amounts due to related parties	7,190	1,042	37,455
Deferred revenue, current	569,234	82,531	305,092
Operating lease liabilities, current	696,454	100,976	473,245
Accruals and other current liabilities	5,684,644	824,198	1,879,368
Total current liabilities	27,372,601	3,968,655	12,108,252
Noncurrent liabilities:
Long-term borrowings	9,230,807	1,338,341	5,960,899
Deferred revenue, noncurrent	581,598	84,324	389,653
Operating lease liabilities, noncurrent	1,946,367	282,197	1,369,825
Deferred tax liabilities	77,809	11,281	153,723
Other noncurrent liabilities	2,142,462	310,628	802,259
Total noncurrent liabilities	13,979,043	2,026,771	8,676,359
Total liabilities	41,351,644	5,995,426	20,784,611
Commitments and contingencies (Note 27)
SHAREHOLDERS' EQUITY
Treasury shares	(84)	(12)	(89)
Additional paid-in capital	53,869,322	7,810,318	49,390,486
Accumulated other comprehensive loss	(194,110)	(28,143)	(1,521,871)
Accumulated deficit	(8,817,850)	(1,278,468)	(6,805,635)
Total Li Auto Inc. shareholders' equity	44,858,701	6,503,901	41,064,302
Noncontrolling interests	327,606	47,498
Total shareholders' equity	45,186,307	6,551,399	41,064,302
Total liabilities and shareholders' equity	86,537,951	12,546,825	61,848,913
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	1,188	172	1,176
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 235	$ 34	¥ 235